PATENTS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Finite-Lived Intangible Assets [Abstract]
Total Patents	$ 77,722	$ 77,722	$ 77,743
Accumulated Amortization	(71,391)	(70,488)	(65,951)
Patent costs, net	$ 6,331	$ 7,234	$ 11,792